ACQUISITIONS AND DROP DOWN TRANSACTIONS - Revenue and Net Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Combined revenues	$ 127,083	$ 95,073	$ 89,635	$ 90,571	$ 112,414	$ 115,201	$ 86,855	$ 86,087	$ 402,362	$ 400,557	$ 387,169
Combined net loss									(38,187)	(222,228)	(47,368)
Summit Midstream Partners, LP
Business Acquisition [Line Items]
Combined revenues									393,495	358,046	338,941
Combined net loss									(40,932)	(192,212)	(23,992)
Drop Down Assets 2016 Acquisition
Business Acquisition [Line Items]
Combined revenues									8,867	29,238	14,466
Combined net loss									2,745	(35,419)	(32,634)
Polar Midstream and Epping
Business Acquisition [Line Items]
Combined revenues									0	13,273	22,449
Combined net loss									0	5,403	6,430
Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Combined revenues									0	0	11,313
Combined net loss									$ 0	$ 0	$ 2,828